Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets, gross	$ 20,690	$ 19,321
Accumulated amortization	(20,681)	(18,721)
Total intangible assets from continuing operations, net	9	600
Amortization charge from continuing operations for the year	604	534	$ 2,047
Trademarks
Intangible assets, gross	142	130
Accumulated amortization	(142)	(129)
Patents
Intangible assets, gross	2,281	2,281
Accumulated amortization	(2,281)	(1,683)
License Agreements
Intangible assets, gross	11,626	10,758
Accumulated amortization	(11,617)	(10,757)
Other Intangibles
Intangible assets, gross	6,641	6,152
Accumulated amortization	$ (6,641)	$ (6,152)